Prepayments and other current assets - Prepayments and other current assets (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2015 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)
Prepayments and other current assets
Prepaid travel related data acquisition costs	$ 3,556	¥ 23,036	¥ 24,043
Deposits and advances to suppliers	84,930	550,159	91,148
Prepaid expenses	7,219	46,763	22,178
Receivable from employees	62,573	405,333	33,578
Receivable from broker for exercise of share options	1,716	11,114	26,308
Other receivables	43,855	284,087	62,479
Total	$ 203,849	¥ 1,320,492	¥ 259,734